BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS - Schedule of Error Corrections and Restatements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jan. 01, 2021	Dec. 31, 2020
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value	$ 160,025		$ 160,025		$ 248,826	$ 1,854,435	$ 160,025
Other Receivables					16,285	54,162	10,449
Prepaid Expense and Other Assets	56,208		56,208		66,572	90,998	56,208
Assets					1,086,522	3,299,717	937,055			$ 146,103	$ 67,563
Accounts Payable and Accrued Liabilities					88,983	133,256	103,435			134,729	123,849
Total Liabilities					1,260,342	2,623,277	779,823			248,985	171,437
Retained earnings (accumulated deficit)					(1,181,415)	(292,613)	(1,656,856)			8,515	7,522
Equity, Attributable to Parent	157,232	$ (355,088)	157,232	$ (355,088)	(610,100)	240,160	157,232	$ (732,248)	$ (139,216)	$ 8,515	$ 49,326
Liabilities and Equity					1,086,522	3,299,717	$ 937,055
Interest Income (Expense), Net [Abstract]
Interest Income, Operating	3,667	4,977	12,527	22,918	26,714	89,627
Interest Income (Expense), Net	909	2,139	2,983	8,143	9,655	19,698
Revenues, Net of Interest Expense	16,449	28,653	67,569	376,448	382,976	1,241,670
Operating Expenses [Abstract]
General and administrative expenses	59,189	46,499	113,392	161,293	194,565	231,220
Marketing and Advertising Expense	5,128	9,948	17,122	59,801	69,021	248,895
Research and Development Expense	20,732	29,414	66,639	100,354	124,912	144,490
Restructuring, Settlement and Impairment Provisions	679	45,781	11,798	212,490	247,693	17,048
Costs and Expenses, Total	108,055	205,951	291,945	1,109,612	1,253,806	1,481,346
Operating Income (Loss), Total	(91,606)	(177,298)	(224,376)	(733,164)	(870,830)	(239,676)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(339,374)	(226,664)	(472,902)	(624,414)	(887,702)	(303,511)
Net income (loss)	(340,033)	(226,612)	(475,441)	(625,864)	(888,802)	(301,128)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (340,731)	$ (226,767)	$ (476,448)	$ (626,628)	$ (890,120)	$ (301,093)
Basic net income (loss) per share	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (0.68)	$ (0.77)	$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Mortgage Platform
Revenues [Abstract]
Revenues	$ 14,207	$ 11,087	$ 54,927	$ 106,586	$ 105,658	$ 1,088,223
Operating Expenses [Abstract]
Expenses	19,166	55,545	70,809	292,915	327,815	700,113
Cash Offer Program
Revenues [Abstract]
Revenues	0	9,739	304	226,096	228,721	39,361
Operating Expenses [Abstract]
Expenses	0	9,813	398	227,509	230,144	39,505
Other Platform
Revenues [Abstract]
Revenues	1,333	5,688	9,355	35,623	38,942	94,388
Operating Expenses [Abstract]
Expenses	$ 3,161	$ 8,951	$ 11,787	$ 55,250	59,656	100,075
As Previously Reported
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value						1,851,161
Other Receivables						51,246
Prepaid Expense and Other Assets						110,075
Assets						3,312,604
Accounts Payable and Accrued Liabilities						148,767
Total Liabilities						2,638,788
Retained earnings (accumulated deficit)						(295,237)
Equity, Attributable to Parent					$ (610,100)	240,160		$ (732,248)	$ (139,216)
Liabilities and Equity						3,312,604
Interest Income (Expense), Net [Abstract]
Interest Income, Operating						88,965
Interest Income (Expense), Net						19,036
Revenues, Net of Interest Expense						1,234,206
Operating Expenses [Abstract]
General and administrative expenses						232,669
Marketing and Advertising Expense						249,275
Research and Development Expense						143,951
Restructuring, Settlement and Impairment Provisions						0
Costs and Expenses, Total						1,476,506
Operating Income (Loss), Total						(242,300)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest						(306,135)
Net income (loss)						(303,752)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent						$ (303,717)
Basic net income (loss) per share						$ (3.49)
Diluted net income (loss) per share						$ (3.49)
As Previously Reported | Mortgage Platform
Revenues [Abstract]
Revenues						$ 1,081,421
Operating Expenses [Abstract]
Expenses						710,132
As Previously Reported | Cash Offer Program
Revenues [Abstract]
Revenues						0
Operating Expenses [Abstract]
Expenses						0
As Previously Reported | Other Platform
Revenues [Abstract]
Revenues						133,749
Operating Expenses [Abstract]
Expenses						140,479
Corrections
Condensed Balance Sheets:
Mortgage loans held for sale, at fair value						3,274
Other Receivables						2,916
Prepaid Expense and Other Assets						(19,077)
Assets						(12,887)
Accounts Payable and Accrued Liabilities						(15,511)
Total Liabilities						(15,511)
Retained earnings (accumulated deficit)						2,624
Equity, Attributable to Parent						2,624
Liabilities and Equity						(12,887)
Interest Income (Expense), Net [Abstract]
Interest Income, Operating						662
Interest Income (Expense), Net						662
Revenues, Net of Interest Expense						7,464
Operating Expenses [Abstract]
General and administrative expenses						1,068
Marketing and Advertising Expense
Research and Development Expense						2,155
Restructuring, Settlement and Impairment Provisions
Costs and Expenses, Total						4,840
Operating Income (Loss), Total						2,624
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest						2,624
Net income (loss)						2,624
Comprehensive Income (Loss), Net of Tax, Attributable to Parent						$ 2,624
Basic net income (loss) per share						$ 0.03
Diluted net income (loss) per share						$ 0.03
Corrections | Mortgage Platform
Revenues [Abstract]
Revenues						$ 6,802
Operating Expenses [Abstract]
Expenses						1,617
Corrections | Cash Offer Program
Operating Expenses [Abstract]
Expenses
Corrections | Other Platform
Operating Expenses [Abstract]
Expenses
Reclassifications
Operating Expenses [Abstract]
General and administrative expenses						(2,517)
Marketing and Advertising Expense						(380)
Research and Development Expense						(1,616)
Restructuring, Settlement and Impairment Provisions						17,048
Reclassifications | Mortgage Platform
Revenues [Abstract]
Revenues						0
Operating Expenses [Abstract]
Expenses						(11,636)
Reclassifications | Cash Offer Program
Revenues [Abstract]
Revenues						39,361
Operating Expenses [Abstract]
Expenses						39,505
Reclassifications | Other Platform
Revenues [Abstract]
Revenues						(39,361)
Operating Expenses [Abstract]
Expenses						$ (40,404)